Customer Assets and Liabilities (Details) - Schedule of Fair Market Value of Customer Digital Currency Assets - Nukkleus Inc.[Member] - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Customer Assets and Liabilities (Details) - Schedule of Fair Market Value of Customer Digital Currency Assets [Line Items]
Fair value		$ 248,214	$ 1,168,349
Percentage of total		100.00%	100.00%
Bitcoin [Member]
Customer Assets and Liabilities (Details) - Schedule of Fair Market Value of Customer Digital Currency Assets [Line Items]
Fair value		$ 162,294	$ 921,684
Percentage of total		65.40%	78.90%
Stablecoin/USD Coin [Member]
Customer Assets and Liabilities (Details) - Schedule of Fair Market Value of Customer Digital Currency Assets [Line Items]
Fair value		$ 85,897	$ 246,617
Percentage of total		34.60%	21.10%
Ethereum [Member]
Customer Assets and Liabilities (Details) - Schedule of Fair Market Value of Customer Digital Currency Assets [Line Items]
Fair value		$ 23	$ 48
Percentage of total		0.00%	0.00%